                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21187

                         PIMCO Municipal Income Fund III
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

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PIMCO Municipal Income Fund III
Form N-PX Proxy Voting Record-Item 1
7/1/04-6/30/05
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                                       Exchange
                                       Ticker
Security Issuer Name                   Symbol
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NJ HLTH-PASCACK VALLEY HOSP REV         N/A
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               Security                                            Proposal by
               Holder                                              Issuer or
               Meeting                                             Security
Cusip or Isin  Date      Maatter Voted On                          Holder
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64579E8B5      N/A       Consent to the proposed amendment in      Issuer
                         the Indenture
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                              Vote Cast
              Voting          "For" or
              Result: For,    "Against"
Vote          Against,        Management
Cast(Y/N?)    Abstain         or "Abstain"
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Y             For             For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Municipal Income Fund III

By (Signature and Title)* /s/ Brian S. Shlissel
                         ---------------------------
                         Brian S. Shlissel, President & Chief Executive Officer

Date   August 19, 2005